Pension and other post-retirement benefits - Estimated future benefit payments (Details 6) SFr in Millions	Dec. 31, 2016 CHF (SFr)
Defined benefit pension plans
Estimated future benefit payments
Next twelve months	SFr 1,200
Year two	933
Year three	919
Year four	918
Year five	944
For five years thereafter	4,658
Other post-retirement defined benefit plans
Estimated future benefit payments
Next twelve months	12
Year two	12
Year three	13
Year four	13
Year five	13
For five years thereafter	60
Bank | Defined benefit pension plans - International
Estimated future benefit payments
Next twelve months	87
Year two	89
Year three	93
Year four	99
Year five	121
For five years thereafter	615
Bank | Other post-retirement defined benefit plans - International
Estimated future benefit payments
Next twelve months	12
Year two	12
Year three	13
Year four	13
Year five	13
For five years thereafter	SFr 60